CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (302,418)	$ (19,339)	$ 412,305
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	20,968	13,609	15,272
Amortization of intangible assets	731	3,335	4,403
Stock-based compensation	16,607	13,402	33,363
Provision for allowance for doubtful accounts	2,530	1,239	5,269
Deferred income taxes	(929)	(706)	1,230
Earnings from equity investments, net	(1,466)	(12,604)
Investment impairment (gain on sale of business)	281,548	128,554	(375,055)
Goodwill impairment	68,891
Realized (unrealized) foreign exchange gains	(2,979)		1,964
Loss (gain) on disposal of property and equipment	(64)	(47)	53
Changes in assets and liabilities (net of effect from business acquisition and disposal):
Accounts receivable	(19,819)	(13,390)	(1,746)
Prepaid expenses and other current assets	(7,600)	442	(5,565)
Other assets	(6,348)	3,211	(3,240)
Accounts payable	(109)	(128)	(76)
Accrued liabilities	36,786	11,768	16,493
Income taxes payable	(2,990)	2,024	(2,751)
Deferred revenue	(16,815)	(14,775)	(3,833)
Net cash provided by operating activities	66,524	116,595	98,086
Cash flows from investing activities:
Purchases of short-term investments	(631,718)	(558,165)	(45,692)
Maturities of short-term investments	719,867	399,018	191,614
Purchases of property and equipment	(54,913)	(20,892)	(4,909)
Cash disposed in conjunction with the spin off of China Online Housing Technology Corporation			(11,647)
Investments and prepayments on equity investments	(251,450)	(55,871)	(17,076)
Cash paid for acquisitions of intangible assets			(626)
Net cash provided by (used in) investing activities	(218,214)	(235,910)	111,664
Cash flows from financing activities:
Proceeds from issuance of ordinary shares pursuant to stock plans	6,191	12,497	25,436
Proceeds from issuance of ordinary shares pursuant to private equity placement			180,000
Repurchase of ordinary shares			(50,074)
Proceeds from noncontrolling interest in subsidiaries	5,702		798
Other financing activities	1,641	(520)	(861)
Net cash provided by financing activities	13,534	11,977	155,299
Effect of exchange rate change on cash and cash equivalents	8,517	4,534	(1,946)
Net increase (decrease) in cash and cash equivalents	(129,639)	(102,804)	363,103
Cash and cash equivalents at the beginning of the year	643,619	746,423	383,320
Cash and cash equivalents at the end of the year	513,980	643,619	746,423
Supplemental disclosures:
Cash paid for income taxes	(9,093)	(7,108)	(10,607)
Supplemental disclosures of noncash investing and financing activities:
Equity investment in China Real Estate Information Corporation in exchange for the spin off of SINA's online real estate business in China Online Housing Technology Corporation and certain licenses and services agreements			572,000
Conversion of convertible debts into ordinary shares	$ 96,798